Leases - Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Leases [Abstract]
Right of use assets	$ 766	$ 203	$ 494
Operating lease expense	91	22	$ 54
Total lease expense	$ 857	$ 225